Intangible Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	$ 145	$ 161
Amortisation for the year	6	20	$ 40
Ending balance	138	145	161
Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	564	558	612
Additions Other Than Through Business Combinations, Intangible Assets And Goodwil	1	5	3
Disposals			(9)
Transfer to non-current assets and liabilities held for sale	(17)
Transfers and other movements	(264)	(4)	(10)
Translation	15	5	(38)
Ending balance	299	564	558
Accumulated amortisation and impairments
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	419	397	387
Amortisation for the year	6	20	40
Disposals			(7)
Impairment	9
Transfer to non-current assets and liabilities held for sale	(15)
Transfers and other movements	(264)	(3)	(7)
Translation	6	5	(16)
Ending balance	161	419	397
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	126	126
Ending balance	127	126	126
Goodwill | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	379	380	400
Additions Other Than Through Business Combinations, Intangible Assets And Goodwil	0	0	0
Disposals			0
Transfer to non-current assets and liabilities held for sale	0
Transfers and other movements	(263)	0	0
Translation	11	(1)	(20)
Ending balance	127	379	380
Goodwill | Accumulated amortisation and impairments
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	253	254	258
Disposals			0
Impairment	9
Transfer to non-current assets and liabilities held for sale	0
Transfers and other movements	(263)	0	0
Translation	1	(1)	(4)
Ending balance	0	253	254
Software and licences
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	13	25
Ending balance	8	13	25
Software and licences | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	125	118	152
Additions Other Than Through Business Combinations, Intangible Assets And Goodwil	1	5	3
Disposals			(9)
Transfer to non-current assets and liabilities held for sale	(17)
Transfers and other movements	(1)	(4)	(10)
Translation	4	6	(18)
Ending balance	112	125	118
Software and licences | Accumulated amortisation and impairments
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	112	93	82
Amortisation for the year	3	16	37
Disposals			(7)
Impairment	0
Transfer to non-current assets and liabilities held for sale	(15)
Transfers and other movements	(1)	(3)	(7)
Translation	5	6	(12)
Ending balance	104	112	93
Royalty tax rate concession and other
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	6	10
Ending balance	3	6	10
Royalty tax rate concession and other | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	60	60	60
Additions Other Than Through Business Combinations, Intangible Assets And Goodwil	0	0	0
Disposals			0
Transfer to non-current assets and liabilities held for sale	0
Transfers and other movements	0	0	0
Translation	0	0	0
Ending balance	60	60	60
Royalty tax rate concession and other | Accumulated amortisation and impairments
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	54	50	47
Amortisation for the year	3	4	3
Disposals			0
Impairment	0
Transfer to non-current assets and liabilities held for sale	0
Transfers and other movements	0	0	0
Translation	0	0	0
Ending balance	$ 57	$ 54	$ 50